WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORPORATION.

1001 Air Brake Avenue

Wilmerding, PA 15148

May 14, 2009

Via EDGAR

Lyn Shenk

Chanda DeLong

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Westinghouse Air Brake Technologies Corporation. Form 10-K/A (Amendment No. 1 to Form 10-K) for the Year Ended December 31, 2008 Commission File No. 01-32833

Ladies and Gentlemen:

Accompanying this letter, in response to the recommendation set forth in your letter to us dated April 9, 2009, Westinghouse Air Brake Technologies Corporation hereby files Amendment No. 1 to our Form 10-K for the fiscal year ended December 31, 2008 adding the signature of the principal financial officer and principal accounting officer or controller.

Any comments or questions regarding this filing should be made to:

Christi L. Davis

Reed Smith

435 Sixth Avenue

Pittsburgh, PA 15219

(412) 288-7226

Sincerely,

WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORPORATION

/s/ Alvaro Garcia-Tunon
Alvaro Garcia-Tunon

cc:	P. Dugan

D. Labate

D. DeNinno, Esq.

C. Davis, Esq.